NATURE OF BUSINESS (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 28, 2019 $ / shares shares	Dec. 12, 2018 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares	Dec. 31, 2018 Vessel $ / shares	Dec. 31, 2017 USD ($) $ / shares	Jan. 27, 2019 $ / shares	Dec. 11, 2018 $ / shares
History of Business [Abstract]
Number of PSVs | Vessel				10
Common stock issued value | $			$ 48,336		$ 48,336
Share price (in dollars per share)			$ 12.50
Common stock, par value (in dollars per share)				$ 0.10	$ 0.10		$ 0.10
Private Placement [Member] | Scorpio Offshore Investment Inc. [Member]
History of Business [Abstract]
Common stock issued value | $		$ 5,000
Share price (in dollars per share)		$ 4.20		$ 4.20
Subsequent Event [Member]
History of Business [Abstract]
Reverse stock split (in shares) | shares	0.1
Common stock, par value (in dollars per share)	$ 0.10					$ 0.01